SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Cash equivalents	$ 0	$ 0
Cash and Cash Equivalents, at Carrying Value	1,014,591	4,525,352
Decrease in allowance for credit losses	1,800,000
Allowance for credit losses	25,484,295	27,262,848	$ 21,217,406
Asset impairment charges	1,468,014
Impairment of long-lived assets		0	0
Rental income	276,000	340,000
Recognized revenue	232,000	141,000	256,000
Stock-based compensation expense	$ 23,100	$ 3,137,000	$ 744,000
Average Yearly RMB [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	6.7190	6.4505	6.9044